Stockholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended		6 Months Ended					7 Months Ended				12 Months Ended	19 Months Ended
	Jan. 01, 2026	Jan. 01, 2025	Jan. 30, 2026	Jan. 30, 2025	Mar. 02, 2026	Feb. 19, 2026	Feb. 28, 2025	Jun. 30, 2026	Jun. 30, 2025	Mar. 27, 2025	Apr. 30, 2026	Apr. 30, 2025	May 01, 2024	May 28, 2026	May 28, 2025	Jul. 01, 2026	Jun. 30, 2026	Jun. 15, 2026	Jul. 01, 2025	Jun. 30, 2025	Jul. 23, 2026	Jul. 19, 2026	Jul. 18, 2025	Jul. 24, 2024	Dec. 31, 2025	Jul. 18, 2026
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Cash Paid																	$ 1.0			$ 0.60
Share based compensation expense								$ 507	$ 2,302								$ 1,020			$ 4,578
Share based compensation of restricted shares								$ 0	$ 3,511								$ 0			$ 3,511
Stock Issued During Period, Shares, New Issues																	0			0
Mare Success S.A. [Member] | Tsakos Energy Navigation Limited and Subsidiaries [Member]
Class of Stock [Line Items]
Subsidiary, Ownership Percentage, Parent								51.00%									51.00%
Mare Success S.A. [Member] | Polaris Oil Shipping Inc. [Member]
Class of Stock [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner								49.00%									49.00%
Flopec [Member]
Class of Stock [Line Items]
Percentage of revenue generated by single charterer									4.60%								0.00%			4.70%
2024 Plan [Member]
Class of Stock [Line Items]
Restricted shares																								625,000
Forfeited shares																								3,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award													The performance-based condition is satisfied upon determination by the Company that the fleet utilization as defined in the awards, equals or exceeds 85% for the period from January 1, 2024 through the end of the last complete fiscal quarter preceding each vesting date
Award vesting percentage	25.00%	25.00%																	25.00%
2024 Plan [Member] | Vest On July 1, 2026 [Member]
Class of Stock [Line Items]
Award vesting percentage																25.00%
2024 Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized													1,000,000
Series F Preferred Shares [Member]
Class of Stock [Line Items]
Dividends paid			Jan. 30, 2026	Jan. 30, 2025							Apr. 30, 2026	Apr. 30, 2025
Dividends paid			$ 0.59375	$ 0.59375							$ 0.59375	$ 0.59375
Dividends, Preferred Stock, Cash																	$ 8,012								$ 8,012
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Dividends paid					Mar. 02, 2026		Feb. 28, 2025							May 28, 2026	May 28, 2025
Dividends paid					$ 0.57812		$ 0.57812							$ 0.57812	$ 0.57812
Dividends, Preferred Stock, Cash																	$ 5,488								$ 5,488
Common Stock [Member]
Class of Stock [Line Items]
Dividends paid						Feb. 19, 2026																Jul. 30, 2026				Jul. 18, 2025
Common Stock, Dividends, Per Share, Cash Paid						$ 0.50
Dividends, Common Stock, Cash						$ 15,064																	$ 18,077
Dividends Payable, Date Declared										Mar. 27, 2025								Jun. 15, 2026
Common Stock, Dividends, Per Share, Declared										$ 0.60								$ 1.0
Common Stock [Member]
Class of Stock [Line Items]
Dividends Payable, Date of Record																					Jul. 23, 2026